Consolidated Balance Sheets and Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 690		$ 1,109		$ 398
Receivables	2,409	[1]	2,060	[2]	2,970	[3]
Unbilled receivables	65		63		11
Inventories	2,874		2,875		4,852
Prepaids and other	838		729		532
Total current assets	6,876		6,836		8,763
Rental equipment	43,491		43,252		50,229
Less accumulated depreciation	28,001		27,060		30,173
Rental equipment, net	15,490		16,192		20,056
Property, plant and equipment	4,429		4,381		6,840
Less accumulated depreciation	2,376		2,316		4,571
Property, plant and equipment, net	2,053		2,065		2,269
Asset held for sale	689		696		920
Goodwill (in Dollars)	744		744		810
Other assets	873		926		624
TOTAL ASSETS	26,725		27,459		33,442
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	1,503		1,589		2,459
Accrued liabilities	8,041		6,719		7,555
Current portion of long-term debt	4,044		4,444		16,378
Warrant liabilities	5,300		5,408
Total current liabilities	18,888		18,160		26,392
Long-term debt:
Notes payable	499		512		2,335
Deferred pension liability and other	5,068		4,930		4,685
Total liabilities	24,455		23,602		33,412
Redeemable convertible preferred stock	6,138	[4]	6,138	[5]
Stockholders' equity (deficit):
Common stock	5,071	[6]	5,071	[7]	2,827	[8]
Additional paid-in-capital	12,624		12,620		14,279
Accumulated deficit	(15,113)		(13,443)		(12,025)
Accumulated other comprehensive loss	(3,387)		(3,466)		(1,988)
Treasury stock - at cost	(3,063)	[9]	(3,063)	[10]	(3,063)	[11]
Total stockholders' equity (deficit)	(3,868)		(2,281)		30
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 26,725		$ 27,459		$ 33,442

[1]	less allowance of $923 - March 31,2012
[2]	less allowance of $884 - December 31, 2011
[3]	less allowance of $1,326 - December 31, 2010
[4]	$1 par value - 500,000 authorized, 416,500 Series A convertible preferred shares issued in 2012
[5]	$1 par value - 500,000 authorized, 416,500 Series A convertible preferred shares issued in 2011
[6]	$1 par value - 5,500,000 shares authorized,5,070,424 common shares issued in 2012
[7]	$1 par value - 5,500,000 shares authorized,5,070,424 common shares issued in 2011
[8]	$1 par value - 5,500,000 shares authorized,2,826,424 common shares issued in 2010
[9]	383,596 common shares in 2012
[10]	383,596 common shares in 2011
[11]	383,596 common shares in 2010